Convertible Preferred Stock, Spring 2021 Financing (Details) - Series B preferred stock - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Jun. 30, 2023	Dec. 31, 2022
Convertible Preferred Stock
Convertible preferred stock, original issue prices				$ 0.300	$ 0.300
Spring 2021 Financing
Convertible Preferred Stock
Proceeds, net of issuance costs	$ 20,989	$ 20,989	$ 20,989
Number of shares sold	70,473,583	70,473,583	70,473,583
Convertible preferred stock, original issue prices	$ 0.30	$ 0.30	$ 0.30